FAIR VALUE MEASUREMENTS - Earnout Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instrument, Contingent Consideration, Liability [Roll Forward]
Beginning balance	$ (48,002)	$ 0
Change in estimated fair value	9,575	9,575	$ 0	$ 0
Ending balance	$ (38,427)	$ (38,427)	$ 0